Fair Value Measurements - Summary of Fair Value Hierarchy for Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets and liabilities [line items]
Investments held for self-insured liabilities	$ 153.0	$ 144.2
Recurring fair value measurement [member] | Investments held for self-insured liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Investments held for self-insured liabilities	153.0
Recurring fair value measurement [member] | Interest rate swap [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Interest rate swap	1.5
Recurring fair value measurement [member] | Significant other observable inputs [member] | Investments held for self-insured liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Investments held for self-insured liabilities	153.0
Recurring fair value measurement [member] | Significant other observable inputs [member] | Interest rate swap [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Interest rate swap	$ 1.5